Exhibit 99.1
SEMI-ANNUAL SERVICER’S CERTIFICATE
Pursuant to Section 4.01(c)(ii) of the Storm Recovery Property Servicing Agreement, dated as of April 25, 2024 (Servicing Agreement), by and between DUKE ENERGY PROGRESS, LLC, as servicer (Servicer), and DUKE ENERGY PROGRESS SC STORM FUNDING LLC, the Servicer does hereby certify, for the March 1, 2025, Payment Date (Current Payment Date), as follows:
Capitalized terms used but not defined herein have their respective meanings as set forth in the Servicing Agreement. References herein to certain sections and subsections are references to the respective sections of the Servicing Agreement or the Indenture, as the context indicates.
Collection Periods: May 1, 2024 to February 28, 2025
Payment Date: March 1, 2025
1.Collections Allocable and Aggregate Amounts Available for the Current Payment Date:

i.	Remittances for the	May 2024	Collection Period	$—
ii.	Remittances for the	June 2024	Collection Period	508,188.44
iii.	Remittances for the	July 2024	Collection Period	1,975,063.50
iv..	Remittances for the	August 2024	Collection Period	2,485,532.69
v.	Remittances for the	September 2024	Collection Period	2,212,250.50
vi.	Remittances for the	October 2024	Collection Period	2,370,117.59
vii.	Remittances for the	November 2024	Collection Period	1,684,274.36
viii.	Remittances for the	December 2024	Collection Period	1,692,736.80
ix.	Remittances for the	January 2025	Collection Period	2,007,438.34
x.	Remittances for the	February 2025	Collection Period	2,449,404.01

xi.	Investment Earnings on General Subaccount			139,187.73
xii.	Investment Earnings on Capital Subaccount			25,794.73
xiii.	Investment Earnings on Excess Funds Subaccount			—
xiv.	General Subaccount Balance (sum of i through xi above)			$17,549,988.69
xv.	Excess Funds Subaccount Balance as of prior Payment Date			—
xvi.	Capital Subaccount Balance as of prior Payment Date			886,825.00

2.     Outstanding Amounts as of prior Payment Date:

i.	Storm Recovery Series A	2044	Outstanding Amount	$177,365,000.00
ii.	Aggregate Outstanding Amount of all Storm Recovery Bonds			$177,365,000.00

3.     Required Funding/Payments as of Current Payment Date:

	Principal		Principal Due
i.	Storm Recovery Series A	2044	$6,200,000.00
ii.	All Storm Recovery Bonds		$6,200,000.00

	Interest
			Interest Rate	Days in Interest Period	Principal Balance	Interest Due
iii.	Storm Recovery Series A	2044	5.404%	304	$177,365,000.00	$8,147,083.91

iv.	All Storm Recovery Bonds					$8,147,083.91
					Required Level	Funding Required
v.	Capital Account				$886,825.00	$—

Exhibit 99.1

4.     Allocation of Remittances as of Current Payment Date Pursuant to 8.02(e) of Indenture:

i.	Trustee Fees and Expenses; Indemnity Amounts				$—
ii.	Servicing Fee				75,319.38
iii.	Administration Fee				50,000.00
iv.	Operating Expenses				(70,212.57)

Storm Recovery Bonds			Aggregate	Per $1,000 of Original Principal Amount
v.	Semi-Annual Interest (including any past-due for prior periods)				$8,147,083.91
1.	Storm Recovery Series A	2044	$8,147,083.91	$45.93

vi.	Principal Due and Payable as a Result of an Event of Default or on Final Maturity Date				$—
1.	Storm Recovery Series A	2044	$—	$—

vii.	Semi-Annual Principal				$6,200,000.00
1.	Storm Recovery Series A	2044	$6,200,000.00	$34.96

viii.	Other unpaid Operating Expenses				$—
ix.	Funding of Capital Subaccount (to required level)				—
x.	Capital Subaccount Return to Duke Energy Progress				49,061.00
xi.	Deposits to Excess Funds Subaccount				3,098,736.97
xii.	Released to Issuer upon Retirement of all Series Bonds				—
xiii.	Aggregate Remittances as of Current Payment Date				$17,549,988.69

5.    Outstanding Amount and Collection Account Balance as of Current Payment Date (after giving effect to payments to be made on such Payment Date):

i.	Storm Recovery Series A	2028	$171,165,000.00
ii.	Aggregate Outstanding Amount of all Series A Bonds		$171,165,000.00
iii.	Excess Funds Subaccount Balance		3,098,736.97
iv.	Capital Subaccount Balances		886,825.00
v.	Aggregate Collection Account Balance		$3,985,561.97

6.    Subaccount Withdrawals as of Current Payment Date (if applicable, pursuant to Section 8.02(e) of Indenture):

i.	Excess Funds Subaccount	$—
ii.	Capital Subaccount	25,794.73
iii.	Total Withdrawals	$25,794.73

7.    Shortfalls in Interest and Principal Payments as of Current Payment Date:

Exhibit 99.1

i.	Semi-annual Interest
	Storm Recovery Series A	2044	$—
	Total		$—
ii.	Semi-annual Principal
	Storm Recovery Series A	2044	$—
	Total		$—

8.    Shortfalls in Payment of Return on Invested Capital as of Current Payment Date:

i.	Return on Invested Capital	$—

9.    Shortfalls in Required Subaccount Levels as of Current Payment Date:

i.	Capital Subaccount	$—

Exhibit 99.1
IN WITNESS WHEREOF, the undersigned has duly executed and delivered this Semi-Annual Servicer’s Certificate.

Date:	February 24, 2025	DUKE ENERGY PROGRESS, LLC.
as Servicer

	By:	/s/ Nicholas G. Speros
Nicholas G. Speros
Director of Accounting